Goodwill and Intangible Assets, Net - Schedule of Goodwill (Details) - Marketwise, LLC - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2019
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 18,101	$ 17,154
Acquisition	5,237	947
Goodwill, ending balance	23,338	18,101
Goodwill	$ 23,338	$ 18,101